Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES

7. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Finished goods	844	107	15
	844	107	15
Less: inventory write-down	—	—	—
	844	107	15

During the years ended December 31, 2022, 2023 and 2024, no inventory write-downs were recorded in cost of revenues, respectively.